File# 1- 36051
CERT NAS

13003236

NASDAQ
THE NASDAQ OMX GROUP

Received SEC
AUG 0 9 2013
Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

August 8, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 8, 2013 The Nasdaq Stock Market (the "Exchange") received from Quinpario Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant
Common Stock, $0.0001 par value per share
Warrants to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery